CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Formation and operational costs	$ 492	$ 1,093,833
Loss from operations	(492)	(1,093,833)
Other income:
Interest earned on marketable securities held in Trust Account		31,669
Unrealized gain on marketable securities held in Trust Account		362
Other income, net		32,031
Loss before provision for income taxes	(492)	(1,061,802)
Net loss	$ (492)	$ (1,061,802)
Weighted average shares outstanding, basic and diluted	1,250,000	1,912,761
Basic and diluted net loss per common share (In dollar per share)	$ 0.00	$ (0.56)
Common stock subject to possible redemption
Other income:
Weighted average shares outstanding, basic and diluted		5,061,856
Basic and diluted net loss per common share (In dollar per share)	$ 0.00	$ 0.00